Cover	Nov. 04, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity File Number	000-23186
Entity Registrant Name	BioCryst Pharmaceuticals, Inc.
Entity Central Index Key	0000882796
Entity Tax Identification Number	62-1413174
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4505 Emperor Blvd., Suite 200
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703
City Area Code	919
Local Phone Number	859-1302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	BCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false